Property, Plant, And Equipment - Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One Energy Enterprises Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense related to property, plant, and equipment	$ 3,922,933	$ 3,484,977